Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Line Items]
Intangible assets impairment charges	$ 30	$ 4
6% convertible junior subordinated debentures due 2030
Fair Value [Line Items]
Debt instrument convertible effective interest rate	6.00%
Debt instrument maturity year	2030
Four Point Five Percent Convertible Notes Due Two Thousand Fifteen
Fair Value [Line Items]
Debt instrument convertible effective interest rate	4.50%
Debt instrument maturity year	2015
Auction Rate Securities
Fair Value [Line Items]
Auction rate securities, par value	135
Debt instrument, interest rates reset interval	28 days
Auction Rate Securities | Minimum
Fair Value [Line Items]
Debt instrument, maturity period	10 years
Debt instrument, interest rates reset interval	7 days
Auction Rate Securities | Maximum
Fair Value [Line Items]
Debt instrument, interest rates reset interval	35 days
EETC
Fair Value [Line Items]
Investment securities, unrealized gains (losses)	$ 2